ALLIANCE GOVERNMENT RESERVES

ALLIANCECAPITAL



SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           U.S. GOVERNMENT AND AGENCIES-86.4%
           FEDERAL NATIONAL MORTGAGE
           ASSOCIATION-39.4%
$ 25,000   5/13/96                                 5.35%     $   24,505,868
  51,735   5/24/96                                 5.35          50,627,871
  20,000   1/22/96                                 5.44          19,936,533
  20,000   3/19/96                                 5.47          19,762,967
  45,000   2/07/96                                 5.47          44,747,013
   3,000   1/30/96                                 5.48           2,986,769
   5,000   1/25/96                                 5.48           4,981,750
  15,000   4/29/96                                 5.49          14,727,788
  10,000   3/04/96                                 5.50           9,903,750
  11,000   3/13/96                                 5.50          10,879,000
  50,000   3/01/96                                 5.52          49,540,000
   4,850   2/29/96                                 5.54           4,805,965
  15,000   2/27/96                                 5.54          14,868,425
  25,000   2/28/96                                 5.54          24,776,861
  25,000   2/21/96                                 5.55          24,803,438
  25,000   1/29/96                                 5.55          24,892,083
  38,400   2/21/96                                 5.55          38,098,352
  50,000   2/29/96                                 5.55          49,545,208
  40,000   2/08/96                                 5.57          39,764,822
  10,000   1/25/96                                 5.58           9,962,800
  50,000   2/22/96                                 5.58          49,597,000
  31,700   1/30/96                                 5.59          31,557,253
  13,500   1/05/96                                 5.62          13,491,570
  40,000   1/19/96                                 5.67          39,886,600
  25,000   7/05/96 FRN                             5.75          24,991,234
  10,000   3/18/96                                 6.13           9,868,886
  25,000   3/15/96                                 6.16          24,683,444
  20,000   3/18/96                                 6.23          19,733,494
  81,000   5.21%, 4/04/97 FRN                      5.26          80,952,329
  25,000   5.30%, 12/26/96                         5.36          24,983,279
  75,000   5.53%, 9/03/96 FRN                      5.57          74,980,547
  90,000   5.53%, 10/15/96 FRN                     5.60          89,950,696
  20,000   5.64%, 10/02/96                         5.85          19,969,044
  15,000   5.71%, 6/10/96                          5.73          14,996,871
  10,000   5.76%, 9/27/96                          5.76          10,000,000
  50,000   5.81%, 10/01/96 FRN                     5.86          49,981,733
  15,000   5.81%, 10/04/96                         5.81          14,994,115
  50,000   6.67%, 3/15/96                          5.75          50,082,589
                                                             --------------
                                                              1,128,817,947

           FEDERAL HOME LOAN BANK-17.3%
  15,000   5/13/96                                 5.33          14,704,629
  17,745   4/12/96                                 5.37          17,475,010
  27,000   4/12/96                                 5.40          26,586,900
   5,300   7/19/96                                 5.46           5,139,233
  20,000   3/04/96                                 5.49          19,807,850
  25,000   4/02/96                                 5.50          24,648,611
  50,000   2/16/96                                 5.51          49,647,972
  25,000   2/02/96                                 5.54          24,876,889
  60,000   1/02/96                                 5.75          59,990,417
  50,000   1/02/96                                 6.10          49,991,528
   6,000   2/14/96                                 6.20           5,954,533
  30,000   5.53%, 11/13/96 FRN                     5.60          29,982,360
  47,500   5.57%, 8/05/96 FRN                      5.72          47,460,352
  15,600   5.66%, 6/03/96 FRN                      5.81          15,589,813
  45,000   5.74%, 10/16/96 FRN                     5.87          44,956,747
  25,000   5.79%, 11/14/96                         5.79          25,000,000
  20,000   5.97%, 7/18/96                          5.97          20,000,000
  15,000   6.85%, 2/28/96                          6.83          15,001,117
                                                             --------------
                                                                496,813,961

           STUDENT LOAN MARKETING ASSOCIATION-14.4%
  20,000   5.22%, 11/24/97 FRN                     5.24          19,991,106
  10,000   5.23%, 5/14/96 FRN                      5.17          10,002,093
  94,400   5.26%, 12/20/96 FRN                     5.26          94,400,000
  48,500   5.27%, 4/16/96 FRN                      5.26          48,500,761
 100,000   5.30%, 8/04/97 FRN                      5.30         100,000,000
  49,300   5.31%, 4/18/97 FRN                      5.35          49,276,075
  32,000   5.35%, 2/17/98 FRN                      5.73          31,947,556
  30,880   5.40%, 11/20/97 FRN                     5.37          30,895,472
   8,300   5.40%, 1/21/98 FRN                      5.43           8,295,095
  20,000   5.50%, 8/22/96 FRN                      5.40          20,004,198
                                                             --------------
                                                                413,312,356

           FEDERAL HOME LOAN MORTGAGE CORP.-8.5%
  32,675   1/22/96                                 5.50          32,570,168
  50,000   2/20/96                                 5.54          49,615,278
  25,000   2/26/96                                 5.54          24,784,555
  35,057   2/20/96                                 5.55          34,786,769
  30,000   1/22/96                                 5.65          29,901,125
  25,000   1/22/96                                 5.67          24,917,312
  18,000   5/01/96                                 5.88          17,644,260
  18,000   3/29/96                                 5.97          17,737,320
  12,750   6.45%, 4/08/96                          6.52          12,747,685
                                                             --------------
                                                                244,704,472

           FEDERAL FARM CREDIT BANK-6.4%
   9,000   2/23/96                                 5.54           8,926,595
  15,000   3/05/96                                 6.19          14,834,933
  40,000   5.51%, 6/20/96 FRN                      5.56          39,990,656
  14,000   5.60%, 7/01/96                          5.69          13,993,233
  53,000   5.68%, 9/03/96 FRN                      5.68          53,000,000
  44,000   5.75%, 5/24/96 FRN                      5.79          43,996,519
  10,000   6.76%, 2/28/96                          6.70          10,000,447
                                                                184,742,383


1



STATEMENT OF NET ASSETS (CONTINUED)                ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           AGENCY FOR INTERNATIONAL
           DEVELOPMENT HOUSING-0.3%
$  7,365   5.74%, 1/02/96                          5.76%     $    7,364,288

           OVERSEAS PRIVATE INVESTMENT CORP.-0.1%
   1,875   5.75%, 6/10/97 FRN                      5.75           1,875,000
           Total U.S. Government and Agencies
           (amortized cost $2,477,630,407)                    2,477,630,407

           REPURCHASE AGREEMENTS-13.9%
           FIRST BOSTON CORP.
 100,000   5.73%, dated 12/08/95, due 1/19/96
           in the amount of $100,668,500
           (cost $100,000,000; collateralized by
           $24,812,689 FHLMC, 7.47%, 11/01/23,
           value $18,482,119, $54,460,000 FHLMC,
           6.37%, 6/01/30, value $20,416,790,
           $48,570,000 FHLMC, 7.21%, 5/01/24,
           value $37,583,769, $9,310,000 FHLMC,
           6.36%, 11/01/17, value $1,633,086
           and $25,496,151 FNMA, 6.46%, 6/01/24,
           value $23,842,296)                      5.73         100,000,000

           GOLDMAN SACHS & CO.
 100,000   5.73%, dated 12/01/95, due 1/31/96
           in the amount of $100,970,917
           (cost $100,000,000; collateralized by
           $122,685,000 FNMA, 6.38%, 3/01/33,
           value $101,679,423 and $646,000 FNMA,
           7.31%, 1/01/35, value $631,796)         5.73         100,000,000

           MORGAN STANLEY GROUP, INC.
 100,000   5.77%, dated 12/08/95, due 1/19/96
           in the amount of $100,673,167
           (cost $100,000,000; collateralized by
           $109,550,000 FNMA, 6.36%, 4/01/34,
           value $102,282,680)                     5.77         100,000,000

           PRUDENTIAL-BACHE SECURITIES, INC.
 100,000   5.75%, dated 11/30/95, due 1/25/96
           in the amount of $100,894,444
           (cost $100,000,000; collateralized by
           $15,876,000 FHLMC, 7.86%, 4/01/24,
           value $11,302,093, $50,000,000 FHLMC,
           7.58%, 9/01/23, value $37,053,775,
           $26,865,676 FHLMC, 7.49%, 10/01/23,
           value $21,535,872, $2,423,000 FNMA,
           6.38%, 3/01/33, value $2,002,568 and
           $31,235,000 FNMA, 6.38%, 11/01/22,
           value $30,060,050)                      5.75         100,000,000

           Total Repurchase Agreements
           (amortized cost $400,000,000)                        400,000,000

           TOTAL INVESTMENTS-100.3%
           (amortized cost $2,877,630,407)                    2,877,630,407
           Other assets less liabilities-(0.3%)                  (8,326,315)

           NET ASSETS-100%
           (offering and redemption price of $1.00
           per share; 2,870,242,154 shares outstanding)      $2,869,304,092


+ All securities either mature or their interest rate changes in one year or less.

   Glossary:
   FRN - Floating Rate Note

   See notes to financial statements.


2



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)     ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $81,237,965

EXPENSES
  Advisory fee (Note B)                           $ 6,734,504
  Distribution assistance and administrative
    service (Note C)                                4,250,925
  Transfer agency                                   2,448,488
  Registration fees                                   275,765
  Custodian fees                                      226,608
  Printing                                            210,531
  Audit and legal fees                                 31,527
  Trustees' fees                                        7,974
  Miscellaneous                                        22,118
  Total expenses                                   14,208,440
  Less: fee waiver                                   (278,597)
                                                                    13,929,843
  Net investment income                                             67,308,122

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                        (649)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $67,307,473



STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                              DECEMBER 31,1995    YEAR ENDED
                                                  (UNAUDITED)    JUNE 30, 1995
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $   67,308,122   $   96,532,096
  Net realized loss on investments                       (649)        (551,975)
  Net increase in net assets from operations       67,307,473       95,980,121

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (67,308,122)     (96,532,096)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                    354,996,538      453,818,535
  Total increase                                  354,995,889      453,266,560

NET ASSETS
  Beginning of period                           2,514,308,203    2,061,041,643
  End of period                                $2,869,304,092   $2,514,308,203


See notes to financial statements.


3



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the 'Trust') is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the 'Portfolio') and Alliance Treasury Reserves. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. GENERAL
Interest income is accrued as earned. Security transactions are recorded on a trade date basis. Security gains and losses are determined on the identified cost basis. It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1995. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,398,973 for the six months ended December 31, 1995.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1995, the distribution fee amounted to $3,482,461 of which $278,597 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1995, such payments by the Portfolio amounted to $768,464 of which $80,000 was paid to the Adviser.


4



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995 the Portfolio had a capital loss carryforward of $937,413, of which $148,764 expires in 2001, $236,674 expires in 2002 and $551,975 expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1995, capital paid-in aggregated $2,870,242,154. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                             DECEMBER 31, 1995      JUNE 30,
                                                (UNAUDITED)           1995
                                             -----------------  ---------------
Shares sold                                    6,265,281,047     9,487,236,684
Shares issued on reinvestments of dividends       67,308,122        96,532,096
Shares redeemed                               (5,977,592,631)   (9,129,950,245)
Net increase                                     354,996,538       453,818,535


5



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

                                        SIX MONTHS
                                           ENDED
                                        DECEMBER 31,               YEAR ENDED JUNE 30,
                                            1995      -----------------------------------------------
                                        (UNAUDITED)     1995      1994      1993      1992      1991
                                        ------------  -------  --------  --------  --------  --------
Net asset value, beginning of period      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                      .0243       .0439     .0244     .0256     .0421     .0640
Net realized gain on investments              -0-         -0-       -0-    .0001        -0-       -0-
Net increase in net assets from
  operations                               .0243       .0439     .0244     .0257     .0421     .0640

LESS: DISTRIBUTIONS
Dividends from net investment income      (.0243)     (.0439)   (.0244)   (.0256)   (.0421)   (.0640)
Distributions from net realized gains         -0-         -0-       -0-   (.0001)       -0-       -0-
Total dividends and distributions         (.0243)     (.0439)   (.0244)   (.0257)   (.0421)   (.0640)
Net asset value, end of period            $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

TOTAL RETURNS
Total investment return based on:
  net asset value (a)                       4.89%(b)    4.48%     2.48%     2.60%     4.30%     6.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $2,869      $2,514    $2,061    $1,783    $1,572    $1,070
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                          1.00%(b)    1.00%     1.00%     1.00%      .95%      .89%
  Expenses, before waivers and
    reimbursements                          1.02%(b)    1.05%     1.04%     1.02%      .97%      .93%
  Net investment income (c)                 4.83%(b)    4.42%     2.46%     2.55%     4.17%     6.28%


(a) Total investment return in calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption in the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


6



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


7



ALLIANCE GOVERNMENT RESERVES
1345 Avenue of the Americas, New York, NY  10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Government Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 2 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCECAPITAL


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALC601032
GOVSR